Other current liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Other current liabilities
Summary of current liabilities Explanatory

	At December 31,
(Euro thousands)	2025	2024
Loan note	40,779	—
Due to related companies	37,553	23,504
Payroll and employee benefits payables	17,618	21,222
Accrued expenses	16,528	17,809
Tax payables	7,372	11,069
Customer advances	5,190	4,140
Warrant liabilities	273	1,223
Financing fund	—	51,874
Other	8,704	8,179
Total other current liabilities	134,017	139,020

Summary of warrant liabilities Explanatory

	At December 31,
(Euro thousands)	2025	2024
Public Warrant	177	791
Private Placement Warrant	96	432
Total warrant liabilities	273	1,223